Long-lived Assets By Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Long-lived assets	$ 340,376	$ 237,157
North America [Member]
Segment Reporting Information [Line Items]
Long-lived assets	230,807	198,468
Europe And Other [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 109,569	$ 38,689